Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter
As at December 31, 2022, unconditional minimum purchase obligations were as follows.

($ millions)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Gas and fuel purchase obligations (1)	5,720	1,024	516	461	374	328	3,017
Waneta Expansion capacity agreement (2)	2,472	54	55	56	58	59	2,190
Renewable PPAs (3)	1,926	131	131	131	131	130	1,272
Power purchase obligations (4)	1,691	334	253	191	192	113	608
ITC easement agreement (5)	380	14	14	14	14	14	310
Debt collection agreement (6)	106	3	3	3	3	3	91
Renewable energy credit purchase agreements (7)	77	18	14	7	7	6	25
Other (8)	132	21	9	20	3	3	76
	12,504	1,599	995	883	782	656	7,589

(1)    FortisBC Energy ($4,804 million): includes contracts of $2,720 million for the purchase of renewable natural gas expiring in 2044 and contracts of $2,084 million for the purchase of gas, renewable gas, gas transportation and storage services, expiring in 2062. FortisBC Energy's gas purchase obligations are based on gas commodity indices that vary with market prices and the obligations are based on index prices as at December 31, 2022. The renewable gas supply obligations disclosed reflect the contracted price per GJ between the Corporation and the suppliers.

UNS Energy ($801 million): includes long-term contracts for the purchase and delivery of coal to fuel generating facilities, the purchase of gas transportation services to meet load requirements, the purchase of transmission services for purchased power, as well as natural gas commodity agreements based on projected market prices as of December 31, 2022. Amounts paid for coal depend on actual quantities purchased and delivered. Certain contracts have price adjustment clauses that will affect future costs. These contracts have various expiry dates through 2040.

(2)    FortisBC Electric is a party to an agreement to purchase capacity from the Waneta Expansion hydroelectric generating facility for forty-years, beginning April 2015.

(3)    TEP and UNS Electric are party to renewable PPAs, with expiry dates from 2027 through 2051, that require TEP and UNS Electric to purchase 100% of the output of certain renewable energy generating facilities and RECs associated with the output delivered once commercial operation is achieved. Amounts are the estimated future payments.

(4)    Maritime Electric ($746 million): includes an energy purchase agreement and transmission capacity contract for 30 MW of capacity to PEI with New Brunswick Power, expiring December 2026 and November 2032, respectively. The agreements entitle Maritime Electric to approximately 4.55% of the output of New Brunswick Power's Point Lepreau nuclear generating station and require Maritime Electric to pay its share of the station's capital operating costs for the life of the unit.

FortisOntario ($489 million): an agreement with Hydro-Québec for the supply of up to 145 MW of capacity and a minimum of 537 GWh of associated energy annually through December 2030.

FortisBC Electric ($258 million): includes an agreement with BC Hydro to purchase up to 200 MW of capacity and 1,752 GWh of associated energy annually for a 20-year term beginning October 1, 2013.

UNS Energy ($153 million): an agreement with Salt River Project Agricultural Improvement and Power District to purchase up to 300 MW of capacity, power and ancillary services through 2023. TEP will pay monthly capacity charges and variable power charges.

(5)    ITC is party to an agreement with Consumers Energy, the primary customer of METC, which provides METC with an easement for transmission purposes and rights-of-way, leasehold interests, fee interests and licenses associated with the land over which its transmission lines cross. The agreement expires in December 2050, subject to 10 potential 50-year renewals thereafter unless METC gives notice of non-renewal at least one year in advance.

(6)    Maritime Electric is party to a debt collection agreement with PEI Energy Corporation for the initial capital cost of the submarine cables and associated parts of the New Brunswick transmission system interconnection. Payments under the agreement, which expires in February 2056, are collected in customer rates.

(7)    UNS Energy and Central Hudson are party to REC purchase agreements, mainly for the purchase of environmental attributions from retail customers with solar installations or other renewable generation. Payments are primarily made at contractually agreed-upon intervals based on metered energy production.

(8)    Includes AROs and joint-use asset and shared service agreements.